Consolidated Statement of Cash Flows - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit for the year from
Profit/ (loss) for the year	₺ 4,174,749	₺ 4,330,581	₺ 4,508,466
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	9,124,265	8,600,925	7,790,049
Amortization of intangible assets and right of use assets	12,235,439	11,954,682	10,957,860
Impairment on property, plant and equipment and intangible asset	237,670	19,545	10,289
Net finance expense	2,178,925	1,732,481	2,318,204
Fair value adjustments to derivatives	346,445	(4,942,257)	(5,238,034)
Income tax expense	(1,615,297)	572,320	919,742
Gain on sale of property, plant and equipment	22,714	(57,506)	187,762
Effects of exchange rate changes and inflation adjustments	4,375,370	18,815,873	(385,138)
Provisions	1,753,070	2,865,254	2,939,921
Share of (profit)/loss of associates and joint ventures	(316,934)	(116,101)	20,934
Fair value adjustments to financial assets through profit or loss	(1,055,227)
Loss on sale of subsidiary			3,100
Non-cash other adjustments	104,634	89,796	27,091
Cash flows from (used in) operations before changes in working capital	31,565,823	43,865,593	24,060,246
Change in trade receivables	485,683	954,685	(270,084)
Change in due from related parties	211,525	(250,873)	(24,577)
Change in receivables from financial services	(2,162)	897,930	1,806,462
Change in inventories	158,317	11,881	(2,839)
Change in other current assets	(227,226)	242,528	1,533,444
Change in other non-current assets	(65,197)	192,449	(134,924)
Change in due to related parties	134,476	11,586	58,492
Change in trade and other payables	(1,397,930)	(977,994)	436,834
Change in other non-current liabilities	(5,101)	695,277	319,237
Change in employee benefit obligations	(67,528)	(102,752)	(52,324)
Change in short term contract asset	52,733	269,879	219,967
Change in long term contract asset	43,836	175,495	(260,022)
Change in deferred revenue	(79,902)	(59,617)	119,644
Change in short term contract liability	(64,525)	59,635	(163,307)
Change in long term contract liability	26,881	(4,520)	53,583
Changes in other working capital	(892,578)	(1,990,738)	(1,316,051)
Cash generated from operations	29,877,125	43,990,444	26,383,781
Interest paid	(3,606,980)	(3,665,559)	(3,843,586)
Income tax paid	(810,536)	(1,389,782)	(1,540,121)
Net cash inflow from operating activities	25,459,609	38,935,103	21,000,074
Cash flows from investing activities:
Acquisition of property, plant and equipment	(9,184,716)	(10,902,588)	(8,481,442)
Acquisition of intangible assets	(6,768,565)	(8,153,856)	(7,233,036)
Proceeds from sale of property, plant and equipment	731,901	412,482	144,946
Payment for acquisition of subsidiary, net of cash acquired		(142,426)
Payments for advances given for acquisition of property, plant and equipment	(1,058,793)	(211,769)	(1,058,793)
Contribution of increase of share capital in joint ventures/associates	(615,562)	(979,902)	(187,150)
Cash inflows from sale of shares or borrowing instruments of other enterprises or funds	1,193,060	1,393,100	2,296,553
Cash outflows from purchase of shares or borrowing instruments of other enterprises or funds	(1,193,022)	(2,080,484)	(2,326,912)
Cash inflows/(outflows) from financial assets at amortized cost	(857,389)	479,010	(15,082)
Cash outflows from financial assets at fair value through profit or loss	(3,739,959)
Interest received	2,450,396	2,464,840	2,315,988
Net cash outflow from investing activities	(19,042,649)	(17,721,593)	(14,544,928)
Cash flows from financing activities:
Proceeds from derivative instruments	3,618,023	3,627,908	4,986,718
Repayments of derivative instruments	(3,195,149)	(3,452,123)	(1,841,164)
Proceeds from issues of loans and borrowings	32,250,009	26,188,047	55,229,867
Proceeds from issues of bonds	2,714,215	386,103	1,189,479
Repayments of borrowings	(27,099,993)	(25,108,669)	(63,331,356)
Repayments of bonds	(2,163,225)	(285,638)	(1,095,499)
Dividends paid to shareholders	(1,440,266)	(5,439,443)	(1,864,750)
Dividends paid to non-controlling interest in subsidiaries			(73,446)
Acquisition of treasury shares			(25,030)
Payments of lease liabilities	(2,616,074)	(3,313,449)	(3,129,580)
Net cash outflow from financing activities	2,067,540	(7,397,264)	(9,954,761)
Net increase in cash and cash equivalents	8,484,500	13,816,246	(3,499,615)
Cash and cash equivalents at 1 January	30,601,235	26,513,031	26,229,008
Effects of exchange rate changes and inflation adjustments on cash and cash equivalents	(13,125,061)	(9,728,042)	3,783,638
Cash and cash equivalents at 31 December	₺ 25,960,674	₺ 30,601,235	₺ 26,513,031